Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

18	Related party transactions

(a)	Related parties

Name of related parties	Relationship with the Company
Mr. Alexander Kong	Chairman of Seamless Group
Regal Planet Limited	Ultimate holding company
Sino Dynamic Solutions Limited	Company controlled by a director of the Company
PT Walletku Indompet Indonesia	Investment held indirectly by the Company
Ripple Labs Singapore Pte. Ltd.	Minority 40% owner of Tranglo
Ripple Services, Inc.	Minority 40% owner of Tranglo

(b)	The Company had the following significant related party transactions for the years ended December 31, 2025 and 2024, respectively:

	Years ended December 31,
	2025	2024
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	1,439,045
Support and maintenance costs	-	606,857

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

A Pay-Out Support Agreement (the “Agreement”) between Ripple Services, Inc. and Tranglo was entered into on March 10, 2021. According to the Agreement, Tranglo agreed to integrate with RippleNet and On Demand Liquidity (collectively the Ripple Solution) which are developed by Ripple for facilitating cross-border payments, and act as the service provider of Ripple. Under the Agreement, Tranglo’s remittance partners can choose to adopt the use of XRP provided by On-Demand Liquidity facility for prefunding purposes. Both Ripple and Tranglo agreed to make use of the Programmatic Liquidation system for liquidation of XRP as received by Tranglo for prefunding purposes into USD or other fiat currencies. Under the Agreement, Ripple guarantees that Tranglo will receive the agreed amount of fiat currencies from the liquidation of XRP on every agreed XRP prefunding arrangement, and that any shortfall in the liquidation process will be covered by Ripple. In exchnage, Tranglo has to offer certain discounts on transaction fees and foreign exchange fees for the remittance partners who adopt the On-Demand Liquidity services of Ripple Solution and use XRP for prefunding transactions.

Ripple Labs Singapore Pte. Ltd. and Tranglo entered into a Master XRP Commitment to Sell Agreement on March 11, 2022, which was subsequently amended in 2022 and 2023 (referred to as the “Tranglo Commitment to Sell Agreement”). Pursuant to the Tranglo Commitment to Sell Agreement, Tranglo can execute ODL transactions in which Ripple Labs Singapore Pte. Ltd will make available via automated wallet funding service (“AWF”) up to $50,000,000 worth of XRP for working capital purposes. Under the Tranglo Commitment to Sell Agreement, Ripple Labs Singapore Pte. Ltd deposits certain amounts of XRP into Tranglo’s crypto wallet. The Tranglo Commitment to Sell Agreement stipulates that the legal title and rights to the XRP deposited in Tranglo’s crypto wallet belong to Ripple Labs Singapore Pte. Ltd. Under the Tranglo Commitment to Sell Agreement, Tranglo agrees to transfer XRP in its crypto wallet as provided by Ripple Labs Singapore Pte. Ltd in its bailment account to Tranglo for prefunding purposes. In exchange for obtaining the XRP, Tranglo has the obligation to repay the amount of fiat currency as agreed in the ODL transaction to Ripple Labs Singapore Pte. Ltd.

The balance of deposits of XRP in Tranglo’s crypto wallet as of December 31, 2024 was approximately $3.8 million, respectively. A maximum limit of $50.0 million is included in the Tranglo Commitment to Sell Agreement.

Ripple Labs Singapore Pte. Ltd. and GEA also entered into a Master XRP Commitment to Sell Agreement on September 12, 2022 (referred to as the “GEA Commitment to Sell Agreement”), when GEA was onboarded as an ODL RP. Pursuant to the GEA Commitment to Sell Agreement, GEA can execute ODL transactions. Under the GEA Commitment to Sell Agreement, Ripple Labs Singapore Pte. Ltd deposits certain amounts of XRP into the account of its ODL RP (i.e., the crypto wallet of GEA). The GEA Commitment to Sell Agreement stipulates that the legal title and rights to the XRP deposited in GEA’s crypto wallet belong to Ripple Labs Singapore Pte. Ltd. Under the GEA Commitment to Sell Agreement, GEA agrees to transfer XRP in its crypto wallet as provided by Ripple Labs Singapore Pte. Ltd in its bailment account to Tranglo for prefunding purposes. Once the XRP transfer is confirmed, the legal title of that XRP will be transferred from Ripple Labs Singapore Pte. Ltd to GEA. Also, in exchange for obtaining the XRP, GEA has the obligation to repay the amount of fiat currency as agreed in the ODL transaction to Ripple Labs Singapore Pte. Ltd. Ripple Labs Singapore Pte. Ltd and GEA also entered into a Line of Credit and related addendums in connection with the GEA Commitment to Sell Agreement, under which Ripple Labs Singapore Pte. Ltd provided to GEA a $5 million credit facility for a two-year term, providing GEA with the resources to aggressively promote the use of ODL services.

The balance of deposits of XRP in GEA’s crypto wallet was zero as of December 31, 2025 and 2024. There is no maximum limit included in the GEA Commitment to Sell Agreement.

Under the Master XRP Commitment to Sell Agreement signed between Ripple and GEA Limited, Ripple will make available XRP for GEA. GEA can choose to adopt the use of XRP provided by Ripple’s On-Demand Liquidity facility for prefunding purposes. Each withdrawal of XRP shall be converted into a USD purchase price based on mutually agreed upon rate quote. XRP will be sent to Tranglo for liquidation of XRP into USD by Programmatic Liquidation system for prefunding transactions.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The total dollar value of the ODL remittance partner transactions related to the XRP that was drawn down in the prefunding arrangements for the years ended December 31, 2025 and 2024 are approximately $754.4 million and $230.5 million, respectively. Revenues for Tranglo generated from the ODL remittance for the years ended December 31, 2025 and 2024 are approximately $0.4 million and $0.9 million, respectively. Amounts settled to Ripple for the years ended December 31, 2025 and 2024 are approximately $664.6 million and $810.4 million, respectively. Amounts settled to Ripple by GEA Limited for ODL prefunding transactions while acting as the ODL RP for the years ended December 31, 2025 and 2024 are approximately $Nil and $Nil million, respectively. Amounts settled to Ripple by Tranglo which had made use of the ODL services while acting as the remittance hub for the years ended December 31, 2025 and 2024 were approximately $664.6 million and $810.4 million, respectively. ODL balance with Ripple has been disclosed in the related party balance note below.

(c)	The Company had the following related party balances as of December 31, 2025 and 2024:

	December 31,
	2025	2024
	US$	US$
Amounts due from related parties	1,024,822	560,823

Amounts due to related parties
Regal Planet Limited	-	48,538,334
GEA Limited	-	10,443,375
Mr. Alexander Kong	1,318,507	2,025,547
Ripple Lab Inc.	11,955,751	4,985,988
Others	803,675	1,703,830
	14,077,933	67,697,074

On August 6, 2025, the Company has entered into a share purchase agreement with Alexander King Ong Kong (“Mr. Kong”) and Regal Planet Limited (“Regal Planet”), Under the agreement, a $54.6 million Shares-for-Debt Transaction will be executed and the Company will issue an aggregate of 35,653,995 ordinary shares at a price per share equal to $1.53, which was the official Nasdaq closing price as of immediately prior to the execution of the definitive transaction documents, to Mr. Kong and Regal Planet to settle in full the current outstanding related party loans. Upon signing the agreement, Mr. Kong and Regal Planet has agreed to extinguish the debt owed to them. Management exercised judgement in concluding that the execution of the SPA on August 6, 2025 constituted a binding commitment, resulting in the derecognition of the related party loans and recognition of APIC as of that date.

The amounts due from/to related parties are unsecured, interest-free and repayable on demand, except for the balance with Ripple, which is interest free for one week. Interest paid to Ripple for the year ended December 2025 and 2024 is US$Nil and US$303,677, respectively. The transactions occur in the course of the Company’s operations.

Borrowings arising from transactions with related parties are described in Note 9.